Prepaid expenses and accrued revenues	12 Months Ended
Dec. 31, 2017
Prepaid expenses and accrued revenues
Prepaid expenses and accrued revenues

Note 17. Prepaid expenses and accrued revenues

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Interest revenues accrued	2,075	2,163
Prepaid expenses and other accrued revenues	16	21

Total	2,091	2,184